CREDIT FACILITY AND LONG-TERM DEBT (Summary of Long-Term Debt) (Detail) - USD ($) $ in Millions		Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt, Fair Value		$ 3,214.2		$ 1,358.3		$ 1,233.7
Long-term Debt		3,368.1		1,287.1		1,290.9
Less - Current debt	[1]			0.0		(2.4)
Unamortized Debt Issuance Expense		(43.4)		(24.3)		(30.5)
Long-term Debt, Excluding Current Maturities		3,324.7		1,262.8		1,258.0
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt		725.0	[2]	725.0	[2],[3]	725.0	[3]
Long-term Debt, Fair Value		661.8	[2]	776.5	[2],[3]	688.4	[3]
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt		0.0	[4]	500.0	[3],[4],[5]	500.0	[3],[5]
Long-term Debt, Fair Value		0.0	[4]	519.7	[3],[4],[5]	479.4	[3],[5]
PBF Rail Term Loan [Member] | PBF Rail Logistics Company LLC [Member]
Debt Instrument [Line Items]
Long-term Debt	[6]	11.0		14.5		21.6
Long-term Debt, Fair Value	[6]	11.0		14.5		21.6
Catalyst Obligation [Member]
Debt Instrument [Line Items]
Long-term Debt	[1]	32.1		47.6		44.3
Long-term Debt, Fair Value	[1]	32.1		47.6		44.3
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		$ 600.0	[6]	$ 0.0	[6]	$ 0.0

[1]	Catalyst financing arrangements are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst repurchase obligations as the Company's liability is directly impacted by the change in fair value of the underlying catalyst.
[2]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the outstanding senior notes.
[3]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Notes.
[4]	As disclosed in "Note 6 - Debt", the 2023 Senior Notes were redeemed in full on February 14, 2020.
[5]	As disclosed in "Note 7 - Credit Facilities and Debt", these notes became unsecured following the Collateral Fall-Away Event on May 30, 2017
[6]	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.